Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Redeemable Noncontrolling Interest [Line Items]
Balance at December 31, 2011	$ 150,235		935,978
Acquisition of Qiyi	16,067	[1]	100,101	[1]
Equity issuance of subsidiaries	4,172	[2]	25,989	[2]
Current losses	(8,957)		(55,804)
Other comprehensive loss	(111)		(690)
Share-based compensation	893		5,566
Accretion impact	3,554		22,143		0	0
Balance at December 31, 2012	$ 165,853		1,033,283		935,978

[1]	Noncontrolling interests in Qiyi represent the preferred shares of Qiyi held by noncontrolling shareholders, which could be redeemed upon occurrence of certain events that are not solely within the control of Qiyi and are accounted for as redeemable noncontrolling interests.
[2]	On July 13, 2012, NTT DOCOMO, Inc. ("DCM") subscribed additional ordinary shares of B.D. Mobile Telecommunication Limited ("B.D. Mobile") with cash pursuant to the agreement entered into with Baidu Holdings in January 2011, representing 14.00% of the then outstanding ordinary shares. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.